REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2015
Real Estate [Abstract]
Real Estate Owned [Text Block]
NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2015	2014

Balance at beginning of year	$1,846	$1,163
Loans transferred to real estate owned	2,065	1,491
Capitalized expenditures	57	—
Valuation adjustments	(87)	(101)
Disposals	(2,288)	(707)
Balance at end of year	$1,593	$1,846